Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

December 31

(add 000)	2017	2016
Land and land improvements	$974,622	$915,158
Mineral reserves and interests	1,162,289	1,114,560
Buildings	154,564	151,115
Machinery and equipment	4,006,619	3,766,975
Construction in progress	199,973	167,722
	6,498,067	6,115,530
Less accumulated depreciation, depletion and amortization	(2,905,254)	(2,692,135)
Total	$3,592,813	$3,423,395

Gross Asset Value and Accumulated Amortization for Machinery and Equipment Recorded under Capital Lease

The gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2017	2016
Machinery and equipment under capital leases	$23,919	$23,117
Less accumulated amortization	(11,243)	(8,077)
Total	$12,676	$15,040